Other disclosures - Credit Risk - Movement in provision on loan commitments and financial guarantees (Details) - ECL [member] £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	£ 0
Net transfers between stages	0
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Ending balance	0
Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	120
Net transfers between stages	0
Business activity in the year	4
Net re-measurement and movement due to exposure and risk parameter changes	127
Final repayments	(5)
Ending balance	246
Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	202
Net transfers between stages	0
Business activity in the year	37
Net re-measurement and movement due to exposure and risk parameter changes	281
Final repayments	(25)
Ending balance	495
Stage 1 [member] | Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Ending balance	0
Stage 1 [member] | Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	35
Net transfers between stages	39
Business activity in the year	2
Net re-measurement and movement due to exposure and risk parameter changes	(4)
Final repayments	(1)
Ending balance	71
Stage 1 [member] | Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	62
Net transfers between stages	(22)
Business activity in the year	7
Net re-measurement and movement due to exposure and risk parameter changes	11
Final repayments	(7)
Ending balance	51
Lifetime expected credit losses [member] | Stage 2 [member] | Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Ending balance	0
Lifetime expected credit losses [member] | Stage 2 [member] | Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	71
Net transfers between stages	(38)
Business activity in the year	1
Net re-measurement and movement due to exposure and risk parameter changes	123
Final repayments	(1)
Ending balance	156
Lifetime expected credit losses [member] | Stage 2 [member] | Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	99
Net transfers between stages	15
Business activity in the year	30
Net re-measurement and movement due to exposure and risk parameter changes	289
Final repayments	(18)
Ending balance	415
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Ending balance	0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	14
Net transfers between stages	(1)
Business activity in the year	1
Net re-measurement and movement due to exposure and risk parameter changes	8
Final repayments	(3)
Ending balance	19
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	41
Net transfers between stages	7
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	(19)
Final repayments	0
Ending balance	£ 29